Trade Account Receivables - Schedule of Expected Credit Loss (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Expected Credit Loss [Abstract]
Balance at beginning	$ (332,086)	$ (121,792)	$ (90,164)
Expected credit loss	(346,124)	(304,501)	(269,595)
Amounts written off	321,399	94,194	237,928
Foreign currency translation effect	(131)	13	39
Balance at ending	$ (356,942)	$ (332,086)	$ (121,792)